Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 2, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Strategic High Yield Tax-Free Fund and Deutsche Managed Municipal Bond Fund (the “Funds”), each a series of Deutsche Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 28, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc: John Marten, Esq., Vedder Price P.C.